Other Current and Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Other Current and Other Non-Current Assets [Abstract]
OTHER CURRENT AND OTHER NON-CURRENT ASSETS
8.	OTHER CURRENT AND OTHER NON-CURRENT ASSETS

	As of December 31,
	2025	2024

Prepayments – office and warehouse rental	$109,997	$820,110
Prepayments and refund - insurance	199,806	430,693
Prepayments - others	350,400	566,715
Deposits	1,243,195	-
Input VAT and other taxes receivable	288,872	233,709
Tools and supplies	132,523	113,136
Interest receivable on bank deposits	90,371	65,808
Cash advances to employees	11,664	46,685
Uniforms	10,677	14,583
Other receivables	3,533	-
Other current assets	$2,441,038	$2,291,439

Deposits	$272,827	$998,971
Other non-current assets	$272,827	$998,971

The deposits mainly include tender deposits relating to several contract bidding that were in progress as at December 31, 2025. The tender deposits will be refunded in full in the event of unsuccessful bidding.